Balances and Transactions with Related Parties and Affiliated Companies - Summary of Transactions and Other Related Parties (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income:
Sales to affiliated parties	$ 6,546	$ 5,489	$ 5,020
Expenses:
Other expenses with related parties	0	156	10
Jugos del valle, S.A.P.I. de C.V.
Expenses:
Purchases and other expenses with related party	3,234	2,918	2,437
Promotora Industrial Azucarera, S.A. de C.V. ("PIASA")
Expenses:
Purchases and other expenses with related party	2,841	2,213	2,123
Beta San Miguel
Expenses:
Purchases and other expenses with related party	724	938	1,023
Industria Envasadora de Quertaro, S.A. de C.V. (IEQSA)
Expenses:
Purchases and other expenses with related party	577	234	226
Leao Alimentos e Bebidas, LTDA
Expenses:
Purchases and other expenses with related party	215	1,320	1,253
Industria Mexicana de Reciclaje, S.A. de C.V. ("IMER")
Expenses:
Purchases and other expenses with related party	504	416	308
Instituto Tecnologico Y de Estudios Superiores de Monterrey AC
Expenses:
Donations to related party	110	0	225
Fundacion FEMSA AC
Expenses:
Donations to related party	173	230	114
Heineken Group
Income:
Sales to affiliated parties	2	3	3
Expenses:
Purchases of raw material, beer and operating expenses from Heineken	5,036	11,635	11,600
FEMSA
Expenses:
Purchases and other expenses with related party	10,129	7,447	6,538
The Coca-Cola Company
Expenses:
Purchases of concentrate from The Coca-Cola Company	43,717	37,213	32,222
Advertisement expense paid to The Coca-Cola Company	545	1,482	865
AdeS
Expenses:
Purchases and other expenses with related party	$ 0	$ 0	$ 338